Derivative Financial Instruments and Related Hedging Programs (Tables)	3 Months Ended
Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of material derivative positions
The following table summarizes the Company’s material derivative positions at March 31, 2012:

Commodity	Maturity Period	Notional Amount of contracts (mmlbs)
Aluminum —
Fixed priced purchase contracts	4/12 through 12/15	96.1
Fixed priced sales contracts	4/12 through 12/12	2.0
Midwest premium swap contracts[1]	4/12 through 12/12	77.2

Energy	Maturity Period	Notional Amount of contracts (mmbtu)
Natural gas —[2]
Call option purchase contracts	4/12 through 12/13	3,270,000
Put option sales contracts	4/12 through 12/13	3,270,000
Fixed priced purchase contracts	4/12 through 12/14	2,520,000

Electricity	Maturity Period	Notional Amount of contracts (Mwh)
Fixed priced purchase contracts	4/12 through 12/13	296,425

Hedges Relating to the Notes	Contract Period	Notional Amount of contracts (Common Shares)
Bifurcated Conversion Feature[3]	3/10 through 3/15	3,623,113
Call Options[3]	3/10 through 3/15	3,623,113
______________________

[1]	Regional premiums represent the premium over the London Metal Exchange price for primary aluminum which is incurred on the Company’s purchases of primary aluminum.

[2]
As of March 31, 2012, the Company’s exposure to fluctuations in natural gas prices had been substantially reduced for approximately 85%, 58% and 25% of the expected natural gas purchases for the remainder of 2012, 2013 and 2014, respectively.

[3]
The Bifurcated Conversion Feature represents the cash conversion feature of the Notes. To hedge against the potential cash outflows associated with the Bifurcated Conversion Feature, the Company purchased cash-settled Call Options. The Call Options have an exercise price equal to the conversion price of the Notes, subject to anti-dilution adjustments substantially similar to the anti-dilution adjustments for the Notes. The Call Options will expire upon the maturity of the Notes. Although the fair value of the Call Options is derived from a notional number of shares of the Company’s common stock, the Call Options may only be settled in cash.

Summary of realized and unrealized gains (losses)
Realized and Unrealized Gain and Losses. Realized and unrealized gains (losses) associated with all derivative contracts consisted of the following, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Realized (losses) gains:
Aluminum	$(0.2)	$4.5
Natural Gas	(1.8)	(1.4)
Electricity	(0.7)	—
Total realized (losses) gains:	$(2.7)	$3.1
Unrealized gains (losses):
Aluminum	$5.2	$3.1
Natural Gas	(1.2)	1.2
Electricity	(0.9)	—
Call Options relating to the Notes	(8.8)	(2.0)
Cash conversion feature of the Notes	9.3	3.7
Total unrealized gains	$3.6	$6.0